Investments in affiliated companies (Details Textual) ¥ in Thousands, ¥ in Thousands, $ in Thousands	1 Months Ended														12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Jun. 30, 2015 CNY (¥) Entities	Dec. 31, 2014 CNY (¥)	Aug. 31, 2014 CNY (¥) Entities	Jul. 31, 2013 CNY (¥) Entities	Jul. 31, 2013 USD ($) Entities	Jul. 31, 2013 JPY (¥) Entities	Jun. 30, 2013 CNY (¥)	Nov. 30, 2012 CNY (¥) Entities	Sep. 30, 2011 CNY (¥)	Jul. 31, 2011 CNY (¥)	Feb. 28, 2010 CNY (¥) Entities	Sep. 30, 2009 CNY (¥) Entities	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2015 JPY (¥)	Jul. 15, 2015	Mar. 15, 2015 CNY (¥)	Dec. 31, 2013	Dec. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments														¥ 6,000	¥ 1,971			¥ 42,598		¥ 209,792	¥ 20,362
Consideration For Transfer Of Equity Interest	¥ 95,840	$ 13,804
Gain (Loss) on Sale of Equity Investments	¥ 34,295	$ 4,940
Equity Method Investment, Realized Gain (Loss) on Disposal															97,124	$ 13,989		0		¥ 0
Proceeds from Sale of Intangible Assets															89,197		¥ 1,565,500
Gain (Loss) on Disposition of Intangible Assets															62,830		¥ 1,052,422
Business Combination, Contingent Consideration, Liability			¥ 250,000																					¥ 300,000
Hainan Tianneng Power Co., Ltd. (Tibetan Yingli) [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage														20.00%
Project Solariant Portfolio [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of Equity Interest Transferred to Another Entity																							100.00%
Other Current Liabilities [Member]
Investments in and Advances to Affiliates [Line Items]
Partial Consideration For Transfer Of Equity																		¥ 42,499				¥ 815,700
Tibet Tianwei Yingli New Energy Resources Company Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage																					50.00%
Equity Method Investment, Other than Temporary Impairment																					¥ 8,720
Hainan Tianneng Power Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Number of Other Entities Participating in Acquisition | Entities														2
Equity Method Investment, Ownership Percentage				27.66%														26.53%		27.66%		26.53%			27.66%	11.45%
Beijing Jingyi Green Energy Power System Engineering Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Number of Other Entities Participating in Acquisition | Entities													2
Guokai Siyuan Beijing Investment Fund Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Number of Other Entities Participating in Acquisition | Entities										35
Payments to Acquire Equity and Cost Method Investments										¥ 150,000
Cost Method Investment Ownership Percentage										2.97%
Cost Method Investment Period of Operations of Investee										10 years
Shanghai Sailing Xili Equity Investment Fund LLP [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage					49.20%
Principal Available for Investment					¥ 1,004,000
Shandong Hi-speed Yingli New Energy Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Number of Other Entities Participating in Acquisition | Entities			2
Tongmei Yingli New Energy Industry Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Number of Other Entities Participating in Acquisition | Entities					2
Payments to Acquire Equity and Cost Method Investments					¥ 30,000
Equity Method Investment, Ownership Percentage					30.00%
Solariant Portfolio Two Godo Kaisha [Member]
Investments in and Advances to Affiliates [Line Items]
Number of Other Entities Participating in Acquisition | Entities						2	2	2
Equity Method Investment, Ownership Percentage						49.48%	49.48%	49.48%
Yingli Energy China Company Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage					50.80%
Yingli Energy China Company Limited [Member] | Hainan Tianneng Power Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage																	9.35%									11.45%
Yingli Energy China Company Limited [Member] | Beijing Jingyi Green Energy Power System Engineering Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments												¥ 1,875
Cost Method Investment Ownership Percentage													10.00%
Proceeds from Sale of Equity and Cost Method Investments													¥ 10,000
Yingli Energy China Company Limited [Member] | Shanghai Sailing Xili Equity Investment Fund LLP [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments																		¥ 153,000	$ 23,619
Equity Method Investment, Ownership Percentage					50.80%
Equity Method Investment, Other than Temporary Impairment															¥ 17,251	$ 2,485
Hainan Yingli New Energy Resources Company Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage										2.97%
Hainan Yingli New Energy Resources Company Limited [Member] | Hainan Tianneng Power Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments						¥ 12,000			¥ 40,000
Equity Method Investment, Ownership Percentage				9.35%		18.31%	18.31%	18.31%	18.31%											9.35%					9.35%
Yingli Beijing [Member] | Yingli Shuntong Beijing International Freight Agency Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments											¥ 1,470
Proceeds from Sale of Equity and Cost Method Investments				¥ 1,941
Equity Method Investment, Ownership Percentage											49.00%
Yingli Beijing [Member] | Shandong Hi-speed Yingli New Energy Co., Ltd. [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments			¥ 17,500
Equity Method Investment, Ownership Percentage			35.00%
Shanghai Sailing [Member] | Shanghai Sailing Xili Equity Investment Fund LLP [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage					49.20%
Yingli Japan [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments								¥ 546,500
Cost Method Investment Ownership Percentage						37.50%	37.50%	37.50%
Equity Method Investment, Ownership Percentage						37.50%	37.50%	37.50%
Noncontrolling Interest, Ownership Percentage by Parent																							37.50%
Equity Method Investment, Realized Gain (Loss) on Disposal																	¥ 261,800
Business Combination, Contingent Consideration, Liability																	¥ 261,800
Yingli Japan [Member] | Solariant Portfolio Two Godo Kaisha [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments						¥ 7,782		¥ 151,500
Equity Method Investment, Ownership Percentage						49.48%	49.48%	49.48%
Yingli Japan [Member] | SPG’s payables [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Equity and Cost Method Investments						¥ 20,580	$ 3,177	¥ 395,000